Capital Stock and Share-based Compensation	12 Months Ended
Dec. 31, 2012
Capital Stock and Share-based Compensation
Capital Stock and Share-based Compensation

10. Capital Stock and Share-based Compensation

Common Stock

The Company has one class of common stock issued and outstanding. Each share of common stock is entitled to one vote per share.

No dividends were paid by the Company during the years ended December 31, 2012, 2011 and 2010. Provisions in certain of the Company's aircraft lease agreements restrict the Company's ability to pay dividends.

Special Preferred Stock

The IAM, AFA, and ALPA each hold one share of Special Preferred Stock, which entitles each union to nominate one director to the Company's Board of Directors. In addition, each series of the Special Preferred Stock, unless otherwise specified: (i) ranks senior to the Company's common stock and ranks pari passu with such series of Special Preferred Stock with respect to liquidation, dissolution and winding up of the Company and will be entitled to receive $0.01 per share before any payments are made, or assets distributed to holders of any stock ranking junior to the Special Preferred Stock; (ii) has no dividend rights unless a dividend is declared and paid on the Company's common stock, in which case the Special Preferred Stock would be entitled to receive a dividend in an amount per share equal to two times the dividend per share paid on the common stock; (iii) is entitled to one vote per share of such series and votes with the common stock as a single class on all matters submitted to holders of the Company's common stock; and (iv) automatically converts into the Company's common stock on a 1:1 basis, at such time as such shares are transferred or such holders are no longer entitled to nominate a representative to the Company's Board of Directors pursuant to their respective collective bargaining agreements.

Share-Based Compensation

The Company has a stock compensation plan for its and its subsidiaries' officers, other employees, contractors, consultants and non-employee directors. Total share-based compensation expense recognized by the Company under ASC 718 was $3.4 million, $4.3 million and $5.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, $4.6 million of share-based compensation expense related to unvested stock options and other awards (inclusive of $0.3 million for stock options and other awards granted to non-employee directors) is attributable to future performance and has not yet been recognized. The related expense will be recognized over a weighted average period of approximately 1.3 years.

Performance and Market-Based Stock Awards

During 2012, the Company granted performance-based and market-based awards covering 507,817 shares of Company Common Stock (the Target Award) with a maximum payout of 755,175 shares of Common Stock (the Maximum Award) to employees pursuant to the Company's 2005 Stock Incentive Plan. These awards vest over a period of three years. The Company valued the performance-based awards using grant date fair values equal to the Company's share price on the measurement date and the market-based awards using a lattice model.

The following table summarizes information about performance and market-based stock awards:

	Number of units	Weighted average grant date fair value
Non-vested at December 31, 2011	734,563	$6.34
Granted during the period	507,817	6.00
Vested during the period	(139,845)	6.96
Forfeited during the period	(32,646)	6.73

Non-vested at December 31, 2012	1,069,889	$6.09

Time-Based Stock Awards

During 2012, the Company awarded 350,300 time-based stock awards to employees and non-employee directors, pursuant to the Company's 2005 Stock Incentive Plan. These awards vest over a period of one to three years and have a grant date fair value equal to the Company's share price on the measurement date.

The following table summarizes information about outstanding time-based stock awards:

	Number of units	Weighted average grant date fair value
Non-vested at December 31, 2011	546,543	$6.11
Granted during the period	350,300	6.07
Vested during the period	(289,966)	5.86
Forfeited during the period	(58,595)	6.41

Non-vested at December 31, 2012	548,282	$6.19